GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - DOLLAR THRIFTY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended						9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2008 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Eliminations	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Eliminations
CONDENSED CONSOLIDATING BALANCE SHEET
Parent's ownership percentage in Guarantor Subsidiaries	100.00%						100.00%	100.00%
ASSETS
Cash and cash equivalents	$ 653,772	$ 533,235	$ 594,586	$ 931,208	$ 2,374,006	$ 985,467	$ 456,869	$ 508,648	$ 499,473	$ 463,153	$ 400,404	$ 229,636	$ 402,243	$ 446,239	$ 465,610	$ 450,007	$ 54,626	$ 62,409	$ 33,863	$ 13,146
Cash and cash equivalents-required minimum balance										100,000	100,000
Restricted cash and investments							250,144	353,265		277,407			6,185	1,355			243,959	351,910
Receivables, net	1,555,520	1,886,596		1,616,382			128,217	95,360		69,456			86,835	86,184			69,618	34,294			(28,236)	(25,118)
Intercompany	13,737	12,809		0									(92,323)	(100,436)			147,270	154,999			(54,947)	(54,563)
Prepaid expenses and other assets	547,993	461,502		416,134			71,980	65,959		67,482			59,770	49,163			13,409	20,503			(1,199)	(3,707)
Revenue-earning vehicles, net	13,969,224	12,908,336		10,105,409			1,875,607	1,467,835		1,341,822			24,629	33,057			1,850,978	1,434,778
Property and equipment, net	1,457,197	1,436,386		1,251,854			77,887	84,278		90,228	96,198		76,208	82,588			1,679	1,690
Investment in subsidiaries	0	0		0									825,502	581,003							(825,502)	(581,003)
Income taxes receivable							4,453	18,786		65,803			4,364	18,702			89	84
Software, net	653,800	686,500		354,000			19,438	21,535		24,177			19,438	21,535
Total assets	24,087,297	23,290,209		17,667,332			2,884,595	2,615,666		2,499,528			1,412,851	1,219,390			2,381,628	2,060,667			(909,884)	(664,391)
LIABILITIES:
Accounts payable	1,304,849	999,061		897,489			47,768	54,377		45,483			44,288	45,827			3,484	8,573			(3)	(23)
Accrued liabilities	1,205,583	1,178,460		1,126,338			136,567	124,185		167,545			161,841	148,820			4,157	4,167			(29,432)	(28,802)
Deferred income taxes		2,681,140		1,661,872			392,524	342,962		242,930			391,431	341,408			1,093	1,554
Vehicle insurance reserves							82,358	86,515		107,720			71,050	75,663			11,308	10,852
Debt and other obligations	15,876,109	15,014,474		10,907,849			1,481,137	1,399,955		1,397,243							1,536,084	1,454,518			(54,947)	(54,563)
Total liabilities	21,625,264	20,372,681		15,038,478			2,140,354	2,007,994		1,960,921			668,610	611,718			1,556,126	1,479,664			(84,382)	(83,388)
COMMITMENTS AND CONTINGENCIES
EQUITY:	2,462,014	2,917,509		2,628,835			744,241	607,672		538,607	393,914	208,420	744,241	607,672			825,502	581,003			(825,502)	(581,003)
Total liabilities and equity	$ 24,087,297	$ 23,290,209		$ 17,667,332			$ 2,884,595	$ 2,615,666		$ 2,499,528			$ 1,412,851	$ 1,219,390			$ 2,381,628	$ 2,060,667			$ (909,884)	$ (664,391)